Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Grant 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for grant under the 2015 plan

Shares available for grant at January 1, 2022	1,866,719
Modification to Plan	4,000,000
Options granted	(55,730)
Options forfeited	2,002
Options exercised	—
Shares available for grant at December 31, 2022	5,812,991

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity under the 2005 plan and the 2015 plan

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2020	128,858	$44.41
Granted	32,925	13.68
Forfeited	(15,982)	54.61
Cancelled	(2,787)	11.70
Exercised	(2,018)	12.81
Balance outstanding at December 31, 2021	140,996	$37.12
Granted	55,730	8.85
Forfeited	(3,908)	107.83
Cancelled	(545)	11.70
Exercised	—	—
Balance outstanding at December 31, 2022	192,273	$27.56

Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$8.10 - $40.05	8.16	183,250	124,771
$111.00 - $234.00	2.99	6,309	6,309
$301.50 - $339.00	1.34	2,714	2,714
Total	7.90	192,273	133,794

Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation expense

Share-based compensation	2022	2021
Research and development	$142,879	$158,478
General and administrative	190,510	203,081
Total	$333,389	$361,559

Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrant activity

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2020	382,099	$44.47
Granted	—	—
Exercised	(2)	59.25
Expired	(160,225)	59.25
Balance at December 31, 2021	221,872	$33.79
Granted	—	—
Exercised	—	—
Expired	(221,205)	33.81
Balance at December 31, 2022	667	$29.25

Schedule of remaining life, by grant date, for outstanding warrants

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
March 29, 2018	$29.25	0.24	667	667